Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other operating income
Gain on disposals of assets held for sale	₩ 37,461	₩ 27,171	₩ 1,180
Gain on disposals of investment in subsidiaries, associates and joint ventures	27,836	45,241	81,794
Gain on disposals of property, plant and equipment	49,367	53,139	32,145
Gain on disposals of intangible assets	1,896	117,139	23,391
Gain on valuation of firm commitment	60,201	39,028	56,301
Gain on valuation of emission rights	25,440
Gain on disposals of emission rights	11,141
Reversal of other provisions	36,522	3,557
Others	201,027	238,311	253,670
Other operating income	450,891	523,586	448,481
Other operating expenses
Impairment loss on assets held for sale	(38,328)	(50,829)
Loss on disposals of investments in subsidiaries, associates and joint ventures	(6,539)	(5,226)	(19,985)
Loss on disposal of property, plant and equipment	(120,227)	(117,614)	(151,343)
Impairment loss on property, plant and equipment	(442,700)	(1,004,704)	(117,231)
Impairment loss on investment property	(32,642)	(51,461)
Impairment loss on intangible assets	(191,021)	(337,519)	(167,995)
Loss on valuation of firm commitment	(37,685)	(66,281)	(43,164)
Idle tangible asset expenses	(34,152)	(9,257)	(10,490)
Increase to provisions	(23,074)	(134,632)	(33,964)
Donations	(51,567)	(52,074)	(51,424)
Others	(112,029)	(184,865)	(95,780)
Other operating expenses	₩ (1,089,965)	₩ (2,014,462)	₩ (691,376)